Related Parties Balances and Transactions (Details) - Schedule of related party balances - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Amounts due from related parties:
Amounts due from related parties		¥ 21,798	¥ 55,213
Amounts due to related parties:
Amounts due to related parties		41,234	34,660
Guangdong Advertising Co., Ltd [Member]
Amounts due from related parties:
Amounts due from related parties	[1],[2]	3,655	35,872
Youxiang Group [Member]
Amounts due from related parties:
Amounts due from related parties	[3]	17,912	19,230
Amounts due to related parties:
Amounts due to related parties	[4]	1,429	20,159
Others [Member]
Amounts due from related parties:
Amounts due from related parties	[5]	231	111
Amounts due to related parties:
Amounts due to related parties	[2]	2,383	2,221
Angela Bai [Member]
Amounts due to related parties:
Amounts due to related parties	[6]	12,270
Guangdong Marketing Advertising Group [Member]
Amounts due to related parties:
Amounts due to related parties	[7]	¥ 25,152	¥ 12,280

[1]	Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable.
[2]	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to a shareholder under control of Angela Bai.
[3]	Amounts due from Youxiang Group are construction fee and rental deposits.
[4]	Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%, which was fully settled by the transaction of disposal of a property to Youxiang Group in 2022.
[5]	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.
[6]	In September 2022, Angela Bai, spouse of Dr. Daqing Mao, entered into two loan agreements of RMB3,500 and RMB8,500 with the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of March 18, 2023, and the other had an interest rate of 8.0% per annum with a maturity date of September 20, 2023. Pursuant to the loan agreements, the loan must be repaid within 90 days of the maturity date.
[7]	Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.